UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2001

Institutional Investment Manager Filing this Report:

Name: 		Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
		Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:		Melissa Siphron
Title:		Operations Manager
Phone:		310-858-7281
Signature, Place, and Date of Signing:

Melissa Siphron   Beverly Hills, California	August 15, 2001

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 27

Form 13F Information Table Value Total:  820315
                                 FORM 13F INFORMATION TABLE

                                      VALUE    QUANTITY  SH/ PUT/ INV   OTH VTG
NAME OF ISSUER      CLASS  CUSIP     (x$1000)  OF SHARES PRN CALL DSCRN MGR AUT
---------------   -------  -----     -------- ---------- -------- ----- --- ---
Agilent             COM   00846U101    21,352   656,980  SH  N/A  SOLE  N/A SOLE
American Express    COM   025816109    21,538   555,100  SH       SOLE      SOLE
Berkshire Hath. B   COM   084670207    35,891    15,605  SH       SOLE      SOLE
Berkshire Hath. A   COM   084670108       347         5  SH       SOLE      SOLE
Capital One Fin.    COM   14040H105    21,876   363,700  SH       SOLE      SOLE
Citigroup Inc.      COM   172967101    36,463   690,057  SH       SOLE      SOLE
Coca-Cola           COM   191216100    32,920   731,550  SH       SOLE      SOLE
Dell Computers      COM   247025109    28,336 1,083,600  SH       SOLE      SOLE
Gillette            COM   375766102    34,049 1,174,500  SH       SOLE      SOLE
Goldman Sachs       COM   38141G104    31,283   364,600  SH       SOLE      SOLE
Hershey Foods       COM   427866108    43,543   705,600  SH       SOLE      SOLE
Hughes Electronics  COM   370442832    15,078   722,800  SH       SOLE      SOLE
Intel Corp.         COM   458140100    20,800   711,128  SH       SOLE      SOLE
Johnson & Johnson   COM   478160104    49,865   997,300  SH       SOLE      SOLE
Merck & Co.         COM   589331107    35,825   560,560  SH       SOLE      SOLE
Merrill Lynch       COM   590188108    53,669   905,800  SH       SOLE      SOLE
Microsoft Corp.     COM   594918104    33,073   453,050  SH       SOLE      SOLE
Minnesota Mining    COM   604059105    33,560   294,130  SH       SOLE      SOLE
Morgan Stanley D.W. COM   617446448    32,455   505,300  SH       SOLE      SOLE
Motorola, Inc.      COM   620076109    13,417   810,200  SH       SOLE      SOLE
NIKE, Inc. 'B'      COM   654106103    38,081   906,900  SH       SOLE      SOLE
Omnicom Group       COM   681919106    23,254   270,400  SH       SOLE      SOLE
PepsiCo, Inc.       COM   713448108    45,672 1,033,300  SH       SOLE      SOLE
Schering-Plough     COM   806605101    33,591   926,900  SH       SOLE      SOLE
Schwab (Charles)    COM   808513105    11,620   737,774  SH       SOLE      SOLE
Texas Instruments   COM   882508104    23,296   730,300  SH       SOLE      SOLE
Wrigley (Wm.) Jr.   COM   982526105    49,461 1,055,740  SH       SOLE      SOLE